INCOME TAXES - Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Domestic - United States	$ (12,359)	$ (32,169)	$ (40,626)
Foreign - PRC	(25,072)	(3,673)	(6,885)
Loss before income tax expense and share of net loss in an equity investee	$ (37,431)	$ (35,842)	$ (47,511)